INCOME TAXES - Summary of effect of tax holiday (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax saving amount due to HNTE status			¥ 106,516
Tax saving amount due to Software enterprise	¥ 28,131	¥ 7,527
Tax expense amount due to other jurisdiction	¥ (1,690)	¥ (17,405)	¥ (411)
Income (loss) per share effect-basic and diluted	¥ 0.12	¥ (0.05)	¥ 0.50